Financial instruments (Details 2) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument | $		$ 3,500		$ 4,500
Written put options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0
Purchased call options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0